Difference Between Income Taxes Computed at Federal Statutory Rate and Provision for Income Taxes (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Expected income tax provision (benefit) at statutory rate					$ (14,858,849)	$ 20,614,073
State tax, tax effected					10,536	675,733
Other					(39,646)	833,016
Rate difference					(232,929)	308,900
Income tax expense (benefit)	$ 1,684,000	$ 3,931,000	$ (10,354,000)	$ (1,419,000)	$ (15,120,888)	$ 22,431,722